Estimates, Significant Accounting Policies and Balance Sheet Detials (Asset Retirement Obligations) (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Asset Retirement Obligation	$ 188	$ 180
Interstate Transportation and Storage [Member]
Asset Retirement Obligation	60	55
Investment in Sunoco Logistics [Member]
Asset Retirement Obligation	41	41
Retail Marketing [Member]
Asset Retirement Obligation	$ 87	$ 84